Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 4,352	$ 4,892
Commitments to extend credit
Commitments and contingencies	$ 382,699	$ 304,258